As filed with the Securities and Exchange Commission on May 28, 2015
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                                            1933 Act Registration No. 333-174332
                                             1940 Act Registration No. 811-22559

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]
Pre-Effective Amendment No. __                                             [ ]
Post-Effective Amendment No. 117                                           [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]
Amendment No. 119                                                          [X]


                      FIRST TRUST EXCHANGE-TRADED FUND IV
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                      First Trust Exchange-Traded Fund IV
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on June 26, 2015 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 117

      This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

      The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 7, as it relates to First Trust Global Tactical Asset Allocation and Income Fund, a series of the Registrant, until June 26, 2015. Parts A, B and C of the Registrant's Post-Effective Amendment No. 7 under the Securities Act of 1933 as it relates to First Trust Global Tactical Asset Allocation and Income Fund, a series of the Registrant, filed on October 24, 2012, are incorporated by reference herein.

      Signatures

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 28th day of May, 2015.


                                         FIRST TRUST EXCHANGE-TRADED FUND IV

                                         By:  /s/ Mark R. Bradley
                                         ---------------------------------------
                                         Mark R. Bradley, President and
                                         Chief Executive Officer


SIGNATURE                             TITLE                  DATE
                                      President and Chief    May 28, 2015
/s/ Mark R. Bradley                   Executive Officer
-----------------------------------
    Mark R. Bradley
                                      Treasurer, Chief       May 28, 2015
                                      Financial Officer
                                      and Chief Accounting
/s/ James M. Dykas                    Officer
-----------------------------------
    James M. Dykas

                                                )
James A. Bowen*                         Trustee )
                                                )
                                                )
Richard E. Erickson*                    Trustee )
                                                )
                                                )
Thomas R. Kadlec*                       Trustee )      BY:  /s/ W. Scott Jardine
                                                )           --------------------
                                                )           W. Scott Jardine
Robert F. Keith*                        Trustee )           Attorney-In-Fact
                                                )           May 28, 2015
                                                )
Niel B. Nielson*                        Trustee )
                                                )


* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine, Mark R. Bradley, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.